Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	THE ALGER FUNDS
CIK	dei_EntityCentralIndexKey	0000003521
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 17, 2021
Prospectus Date	rr_ProspectusDate	Dec. 17, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Alger Weatherbie Enduring Growth Fund - AC | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALEAX
Alger Weatherbie Enduring Growth Fund - AC | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALECX
Alger Weatherbie Enduring Growth Fund - AC | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALEIX
Alger Weatherbie Enduring Growth Fund - AC | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALEYX
Alger Weatherbie Enduring Growth Fund - AC | Class Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALEZX